Stock Compensation	12 Months Ended
Dec. 31, 2020
Stock Compensation
Stock Compensation

(14)    Stock Compensation

The Company has one equity compensation plan for its employees pursuant to which options were granted.

The following table summarizes the Company's stock option activity:

				Weighted average
	Number of shares			exercise price
	December 31,			December 31,
	2020	2019	2018	2020	2019	2018
Outstanding, beginning of year	—	—	22,615	$—	$—	$13.13
Granted	—	—	—	—	—	—
Exercised	—	—	(22,615)	—	—	13.13
Forfeited or expired	—	—	—	—	—	—
Outstanding, end of year	—	—	—	$—	$—	$—
Exercisable, end of year	—	—	—	$—	$—	$—

Options have been adjusted to reflect a 4% stock dividend paid on July 1, 2020.

There is no remaining unrecognized compensation expense related to non-vested stock awards. The Plan expired on February 28, 2010, except as to outstanding options under the Plan, and no further options may be granted pursuant to the Plan. During the third quarter of 2018, the remaining 22,615 options to purchase common shares were exercised at a weighted average price of $13.13 per share.